THE MERGER (Details) - USD ($)			12 Months Ended
	Oct. 14, 2016	Apr. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Merger
Expense for the accelerated vesting of share-based awards associated with the Merger (less than $1 million)			$ 0	$ 41,000,000	$ 0
Certain Internal Labor and Associated Costs
The Merger
Expense for the accelerated vesting of share-based awards associated with the Merger (less than $1 million)			5,000,000	58,000,000
External Legal, Advisory and Financial Services Fees
The Merger
Expense for the accelerated vesting of share-based awards associated with the Merger (less than $1 million)				55,000,000
ITC Holdings
The Merger
Cash per common share	$ 22.57
Fortis stock per common share	$ 0.7520
Ownership percentage of Fortis after close of merger	27.00%
Merger consideration share-based compensation awards	$ 45.72
Expense for the accelerated vesting of share-based awards associated with the Merger (less than $1 million)			$ 0	$ 41,000,000	$ 0
GIC Private Limited [Member]
The Merger
Ownership percentage of minority investor upon completion of merger		19.90%
ITC Investment Holdings [Member]
The Merger
Business acquisition, cash consideration		$ 1,228,000,000